Taxes (Details) - Schedule of taxes payable	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of taxes payable [Abstract]
VAT taxes payable	¥ 168,384	$ 26,410	¥ 1,555,978
Income taxes payable	6,217,156	975,134	9,704,988
Other taxes payable	39,206	6,149	254,658
Totals	¥ 6,424,746	$ 1,007,693	¥ 11,515,624